INVENTORY	12 Months Ended
Dec. 31, 2025
INVENTORY
INVENTORY

8.INVENTORY

	December 31,	December 31,
	2025	2024
Current
Stockpiled ore	$6,422	$1,063
In-process inventory	38,687	15,014
Finished goods inventory	11,289	8,520
Materials and supplies	29,320	4,615
Inventory – current	$85,718	$29,212

Long term
Stockpiled ore	$—	$6,924

Long term inventory consists of stockpiled ore that is not expected to be processed within 12 months. Included within inventory at December 31, 2025 is $17.3 million of depreciation and depletion (December 31, 2024 — $8.8 million).

During the year ended December 31, 2025, inventories recognized as an expense totaled $454.1 million (2024 — $116.3 million) and are included within cost of sales.